Software, net (Tables)	12 Months Ended
Mar. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Software, Net

			March 31,
	Estimated Useful Life (in years)	2017 (INR)	2018 (INR)	2018 (US$)
Software licenses and related implementation costs	3 Years	38,839	75,053	1,152
Less: Accumulated amortization		23,567	35,251	541

Total		15,272	39,802	611